Commitment and Contingencies (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	5 Months Ended
	Sep. 29, 2020	Sep. 25, 2020	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies [Line Items]
Purchase commitment, outstanding inventory and other			$ 222.7	$ 215.7
Letters of credit outstanding, amount			$ 0.5	$ 0.5
IPO | ArcLight
Commitments and Contingencies [Line Items]
Issuance of stock (in shares)		25,000,000	3,750,000	3,750,000
IPO | Underwriting Agreement | ArcLight
Commitments and Contingencies [Line Items]
Description of underwriting agreement		the underwriters were entitled to an underwriting discount of $0.20 per unit, or $5.0 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or approximately $8.8 million in the aggregate will be payable to the underwriters for deferred underwriting commissions
Amount of underwriting discount	$ 0.6
Deferred fee	$ 1.0
Over-Allotment Option | ArcLight
Commitments and Contingencies [Line Items]
Issuance of stock (in shares)	2,750,000